Share-based Payments - Schedule of Stock Option Activities (Details)	12 Months Ended
	Mar. 31, 2025 shares ¥ / shares	Mar. 31, 2024 shares ¥ / shares	Mar. 31, 2023 shares ¥ / shares
Number of options (shares)
As of beginning of the year (in shares) | shares	3,180,900	3,303,600	3,347,100
Exercised (in shares) | shares	(12,000)	(122,700)	(43,500)
As of end of the year (in shares) | shares	3,168,900	3,180,900	3,303,600
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share) | ¥ / shares	¥ 4,136	¥ 4,111	¥ 4,094
Exercised (in JPY per share) | ¥ / shares	3,712	3,464	2,802
As of end of the year (in JPY per share) | ¥ / shares	¥ 4,138	¥ 4,136	¥ 4,111